Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Other Information

The Company elected the practical expedient option and as such these lease payments are expensed as incurred.

Other Information For The Six Months Ended September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid	$40,799
Right-of-use assets obtained in exchange for new operating lease liabilities:	-
Weighted-average remaining lease term — operating leases	3.5 years
Weighted-average discount rate — operating leases	8.3%

Schedule of Maturity of Lease Liabilities

Maturity of Lease Liabilities	Six months ended September 30,
Operating Leases
Remainder of 2020	$65,092
2021	58,741
2022	64,826
2023	64,693
2024	15,868
Total lease payments	269,220
Less: interest	(35,123)
Present value of lease liabilities	$234,097

Schedule of Future Minimum Commitments

Future minimum commitments for each of the fiscal years ending March 31, are as follows:

Year Ended March 31,	Operating Leases
2020	$129,100
2021	90,100
2022	65,400
2023	64,700
2024	16,300

Total	$365,600